Digital Assets (Tables)	12 Months Ended
Dec. 31, 2022
Digital Assets Abstract
Schedule of digital assets
	As of December 31,
	2021	2022
	RMB’000	RMB’000

BTC	-	626

Total	-	626

Schedule of company generated bitcoins primarily through mining services
	As of December 31,
	2021	2022
	RMB’000	RMB’000

Opening balance	-	-
Receipt of bitcoins from mining services	-	16,496
Receipt of bitcoins from hash power rental	-	903
Exchange of BTC into USDT	-	(16,751)
Impairment of bitcoins	-	(22)
Ending balance	-	626